Share Based Compensation - Summary Of Share Based Compensation By Share Based Compensation Fair Value Assumptions Of Equity Instruments Other Than Options Granted To Consultants (Detail) - Consulting Stock Awards [Member] - $ / shares
	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Share Based Compensation By Share Based Compensation Fair Value Assumptions Of Equity Instruments Other Than Options Granted To Consultants [Line Items]
Hurdle stock price	$ 21.94	$ 36.57	$ 29.25	$ 43.88
Volatility	76.82%	76.82%	76.82%	76.82%
Expected term in years	1 year 1 month 13 days	1 year 1 month 13 days	1 year 1 month 13 days	1 year 1 month 13 days
Risk-free interest rate	0.22%	0.22%	0.22%	0.22%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Estimated fair value per share	$ 10.68	$ 6.63	$ 9.01	$ 4.88